Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at beginning of year	$ 2,573,830	$ 2,475,474	$ 1,679,119
Increase related to current year tax positions	134,275	293,960	700,984
Settlement
Foreign exchange translation effect	(68,847)	(195,604)	95,371
Balance at end of year	$ 2,639,258	$ 2,573,830	$ 2,475,474